SHAREHOLDERS' EQUITY (Details) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2015 USD ($) item $ / shares shares	Feb. 02, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option granted	[1]	157,750
Granted exercise price | $ / shares	[1]	$ 11.11
Number of warrants exercised		22,921
Shares issued upon exercised of warrants		22,921
Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding shares reserved before increment			500,000
Number of outstanding shares reserved			750,000
Number of option granted		157,750
Number of RSUs granted		35,500
Number of RSU which are subject to shareholders approval		6,000
Vesting period		1 year
Number of quarterly instalments | item		4
Weighted average fair value of options granted | $ / shares		$ 4.3
Weighted average fair value of RSU's granted | $ / shares		$ 9.85
Unrecognized balance of compensation expenses | $		$ 379
Recognized period		4 months 13 days
Minimum [Member] | Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted exercise price | $ / shares		$ 9.64
Maximum [Member] | Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted exercise price | $ / shares		$ 11.12

[1]	Excluding 35,500 RSUs granted as described in Note 6c.